SHAREHOLDERS' EQUITY (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted Stock [Member]
Shares, Restricted, Opening			49,305
Shares, Granted			0
Shares, Vested			(22,986)
Shares, Forfeited			(3,333)
Shares, Restricted, Ending			22,986
Weighted average grant-date fair value, Restricted, Opening			$ 0.72
Weighted average grant-date fair value, Granted	$ 1.1	$ 0.72	$ 0
Weighted average grant-date fair value, Vested			$ 0.72
Weighted average grant-date fair value, Forfeited			$ 0.7
Weighted average grant-date fair value, Restricted, Ending			$ 0.72